Related Party Transactions - Arctic Spirit and Polar Spirit - Additional Information (Details) - vessel	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2017
Newbuildings | Pan Union Joint Venture
Related Party Transaction [Line Items]
Number of vessels		3
Newbuildings | Pan Union Joint Venture | Shipbuilding supervision and crew training services
Related Party Transaction [Line Items]
Number of vessels	4	4
Subsidiary of Common Parent | Liquefied Natural Gas | Charters-out
Related Party Transaction [Line Items]
Number of vessels		2